Subsequent Events - Schedule of Secondary Offering, Capital Stock and Series of Shares (Details) - MXN ($) $ in Thousands	Feb. 05, 2025	Jan. 29, 2025	Dec. 31, 2024
Secondary Offering
Disclosure of classes of share capital [line items]
Number of shares	114,766,805
Total value	$ 8,313,028
Class A | Major Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Number of shares	21,000,000	343,348	2,222,705
Class A | Secondary Offering
Disclosure of classes of share capital [line items]
Number of shares	62,048,108
Total value	$ 7,962,984
Class B | Secondary Offering
Disclosure of classes of share capital [line items]
Number of shares	5,200,000
Total value	$ 19,569
Class C | Secondary Offering
Disclosure of classes of share capital [line items]
Number of shares	47,518,697
Total value	$ 330,475